Related Party Transactions - Ben DeCosta (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Promissory note balance	$ 28,787,160	$ 107,468,217	$ 88,996,117
Interest payable	869,821	57,474,111
Related party
Related Party Transactions
Interest payable	$ 574,408	39,711,139	32,599,048
Related party | Ben DeCosta
Related Party Transactions
Loan amount		$ 250,000
Interest rate		15.00%
Promissory note balance		$ 719,549	619,897
Short term debt		250,000
Interest payable		$ 469,549	$ 369,897